Segment Information (Details) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 28, 2026 USD ($)	Nov. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	May 31, 2025 USD ($) item	May 31, 2024 USD ($)
Operating expenses:
Number of Segments | item									1
Operating (loss) gain							$ (32,936)	$ 14,727	$ 9,661	$ (18,058)
Interest income							166	441	565	217
Interest on convertible notes							(1,934)	(3,469)	(4,424)	(4,659)
Amortization of discount on convertible notes								(348)	(407)	(1,076)
Amortization of debt issuance costs										(572)
Issuance costs for private placement of shares and warrants through placement agent							(1,628)			(2,819)
Loss on induced conversion								(1,180)	(1,180)	(6,680)
Finance charges							(22)	(25)	(25)	(2,584)
Loss on note extinguishment										(13,374)
Gain on restructuring of payables								407	407
Loss on derivatives								(852)	(852)	(236)
Provision (benefit) for income taxes	$ 0			$ 0			0	0	0	0
Net (loss) income	$ (4,690)	$ (22,607)	$ (5,540)	$ (4,758)	$ (4,768)	$ 19,227	(32,837)	9,701	3,745	(49,841)
Share based compensation recognized in general and administrative expense							300	600	800	2,400
Share based compensation recognized in research and development expense							500	400	800	0
Single reporting segment
Operating expenses:
Net (loss) income							(32,837)	9,701
Single reporting segment | Operating segment
Operating expenses:
General and administrative expense							4,890	4,785	6,434	8,403
Research and development							10,652	4,460	7,278	7,240
Return of clinical expenses							(25,000)	(24,985)	(24,985)
Stock-based compensation expense							807	1,013	1,612	2,415
Operating (loss) gain							(32,936)	14,727	9,661	(18,058)
Interest income							166	441	565	217
Interest on convertible notes							(1,934)	(3,469)	(4,424)	(4,659)
Amortization of discount on convertible notes								(348)	(407)	(1,076)
Amortization of debt issuance costs										(572)
Issuance costs for private placement of shares and warrants through placement agent							(1,628)			(2,819)
Loss on induced conversion								(1,180)	(1,180)	(6,680)
Finance charges							(22)	(25)	(25)	(2,584)
Loss on note extinguishment										(13,374)
Gain on restructuring of payables								407	407
Loss on derivatives								(852)	(852)	(236)
Net (loss) income							$ (32,837)	$ 9,701	$ 3,745	$ (49,841)